Acquisitions Deconsolidation of subsidiary (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule of Equity Method Investments [Line Items]
equity interest sold	50.00%
Deconsolidation, Gain (Loss), Amount	$ 412,612,000	$ 0	$ 0
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount	186,000,000
Aerospace Segment [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 263,246,000